Mineral Property Interests (Details) $ in Thousands	Dec. 31, 2018 USD ($)
Mollecruz mining property [member]
DisclosureOfMineralPropertyInterestsLineItems [Line Items]
Property payments	$ 1,600
Work expenditures	3,000
Mollecruz mining property [member] | June 22, 2018 [member]
DisclosureOfMineralPropertyInterestsLineItems [Line Items]
Property payments	50
Work expenditures	0
Mollecruz mining property [member] | June 22, 2019 [member]
DisclosureOfMineralPropertyInterestsLineItems [Line Items]
Property payments	50
Work expenditures	150
Mollecruz mining property [member] | June 22, 2020 [member]
DisclosureOfMineralPropertyInterestsLineItems [Line Items]
Property payments	100
Work expenditures	150
Mollecruz mining property [member] | June 22, 2021 [member]
DisclosureOfMineralPropertyInterestsLineItems [Line Items]
Property payments	200
Work expenditures	500
Mollecruz mining property [member] | June 22, 2022 [member]
DisclosureOfMineralPropertyInterestsLineItems [Line Items]
Property payments	300
Work expenditures	700
Mollecruz mining property [member] | June 22, 2023 [member]
DisclosureOfMineralPropertyInterestsLineItems [Line Items]
Property payments	900
Work expenditures	1,500
Aceros mining property [member]
DisclosureOfMineralPropertyInterestsLineItems [Line Items]
Property payments	800
Work expenditures	5,150
Aceros mining property [member] | December 13, 2018 [member]
DisclosureOfMineralPropertyInterestsLineItems [Line Items]
Property payments	140
Work expenditures	0
Aceros mining property [member] | December 13, 2019 [member]
DisclosureOfMineralPropertyInterestsLineItems [Line Items]
Property payments	60
Work expenditures	150
Aceros mining property [member] | December 13, 2020 [member]
DisclosureOfMineralPropertyInterestsLineItems [Line Items]
Property payments	250
Work expenditures	500
Aceros mining property [member] | December 13, 2021 [member]
DisclosureOfMineralPropertyInterestsLineItems [Line Items]
Property payments	350
Work expenditures	1,500
Aceros mining property [member] | December 13, 2022 [member]
DisclosureOfMineralPropertyInterestsLineItems [Line Items]
Property payments	0
Work expenditures	3,000
Huilacollo mining property [member]
DisclosureOfMineralPropertyInterestsLineItems [Line Items]
Property payments	8,750
Work expenditures	7,000
Huilacollo mining property [member] | May 11, 2016 [member]
DisclosureOfMineralPropertyInterestsLineItems [Line Items]
Property payments	250
Work expenditures	0
Huilacollo mining property [member] | May 11, 2018 [member]
DisclosureOfMineralPropertyInterestsLineItems [Line Items]
Property payments	500
Work expenditures	2,000
Huilacollo mining property [member] | May 11, 2019 [member]
DisclosureOfMineralPropertyInterestsLineItems [Line Items]
Property payments	0
Work expenditures	3,000
Huilacollo mining property [member] | May 11, 2020 [member]
DisclosureOfMineralPropertyInterestsLineItems [Line Items]
Property payments	250
Work expenditures	0
Huilacollo mining property [member] | May 11, 2021 [member]
DisclosureOfMineralPropertyInterestsLineItems [Line Items]
Property payments	250
Work expenditures	2,000
Huilacollo mining property [member] | May 11, 2022 [member]
DisclosureOfMineralPropertyInterestsLineItems [Line Items]
Property payments	7,500
Work expenditures	0
Ba?os del Indio mining property [member]
DisclosureOfMineralPropertyInterestsLineItems [Line Items]
Property payments	3,150
Work expenditures	3,450
Ba?os del Indio mining property [member] | September 22, 2016 [member]
DisclosureOfMineralPropertyInterestsLineItems [Line Items]
Property payments	100
Work expenditures	0
Ba?os del Indio mining property [member] | September 22, 2017 [member]
DisclosureOfMineralPropertyInterestsLineItems [Line Items]
Property payments	100
Work expenditures	0
Ba?os del Indio mining property [member] | September 22, 2018 [member]
DisclosureOfMineralPropertyInterestsLineItems [Line Items]
Property payments	100	[1]
Work expenditures	200	[1]
Ba?os del Indio mining property [member] | September 22, 2019 [member]
DisclosureOfMineralPropertyInterestsLineItems [Line Items]
Property payments	200	[1]
Work expenditures	250	[1]
Ba?os del Indio mining property [member] | September 22, 2020 [member]
DisclosureOfMineralPropertyInterestsLineItems [Line Items]
Property payments	150	[1]
Work expenditures	1,000	[1]
Ba?os del Indio mining property [member] | September 22, 2021 [member]
DisclosureOfMineralPropertyInterestsLineItems [Line Items]
Property payments	2,500	[1]
Work expenditures	$ 2,000	[1]

[1]	Effective September 4, 2018, the Company formally declared the existence of a force majeure event under the Banos Option thereby deferring the Company's obligation to make the September 22, 2018 property payment and any subsequent property payments and work expenditures. Despite the Company acting in good faith in its negotiations with the community, the Company was unable to reach an access agreement in order to initiate its exploration program on the Banos properties and therefore was unable to satisfy the work commitments. The deferral remains in effect for up to one year.